Activities of Orange Bank - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Operating leases	€ 6,047
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financing commitments	465
Given to customers	465
Guarantee commitments	17
Operating leases	31
Total	€ 513